UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number      811-08343
                                                    -----------------

                           Phoenix Investment Trust 97
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code:  302-791-3197
                                                           ---------------

                    Date of fiscal year end:  August 31, 2003
                                            -------------------

                    Date of reporting period: August 31, 2003
                                            -------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


Annual Report

AUGUST 31, 2003

Hollister
Phoenix-Hollister Small Cap Value Fund
Phoenix-Hollister Value Equity Fund

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                                                    for E-Delivery

[GRAPHIC OMITTED]
PHOENIX INVESTMENT PARTNERS, LTD.
COMMITTED TO INVESTOR SUCCESS SM

MESSAGE FROM THE CHAIRMAN

PHOTO
OMITTED

DEAR SHAREHOLDER:

      I hope you'll take time to review the activities and performance included in this annual report for the Phoenix Investment Trust 97.

      With this writing, we are witnessing new signs of life in the equity markets, and I am encouraged that we may be moving toward a more rewarding period. Now is an opportune time for you to review your investments with your financial advisor to be sure your portfolio is best positioned to achieve long-term success.

      Keep in mind that finding the best balance of performance and protection requires discipline and diversification. 1 Your investments in Phoenix-Hollister Small Cap Value Fund 2 and Phoenix-Hollister Value Equity Fund may help you in this effort. To learn more about your investments and investing, visit PhoenixInvestments.com.




Sincerely,
/S/ PHILIP R. MCLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds
AUGUST 31, 2003



1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.
2 SMALL-CAP INVESTING INVOLVES ADDED RISKS INCLUDING GREATER PUBLIC VOLATILITY,
  LESS LIQUIDITY, AND INCREASED COMPETITIVE THREAT.




--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

PHOENIX-HOLLISTER SMALL CAP VALUE FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Phoenix-Hollister Small Cap Value Fund is designed for long-term investors seeking capital appreciation. Investors should note that the risks of investing in small-company stocks may include relatively low trading volumes, a greater degree of change in earnings, and greater short-term volatility.

Q: HOW DID THE FUND PERFORM OVER THE PAST 12 MONTHS ENDED AUGUST 31, 2003?

A: Reversing their preceding annual performances, all of the major stock indexes recorded a strong year for the 12 months ended August 31, 2003. The Fund also rebounded in this market environment. For the fiscal year ended August 31, 2003, Class A shares rose 18.76%, Class B shares rose 17.88%, and Class C shares were also up 17.88%. For the same period, the Russell 2000 Index 1 rose 29.08%, and the Russell 2000 Value Index 2 was up 23.68%. The broad-based S&P
500(R) Index 3 rose 12.09%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not a guarantee of future performance.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THIS 12-MONTH PERIOD?

A: During the year under review, technology and more recently telecom sectors helped the Fund's performance. The Fund's underweight position in consumer durables and healthcare also added to performance. However, being overweight in energy and energy service strategies had a negative effect on the Fund's performance.

Q: WHAT SPECIFIC STOCKS HELPED AND WHICH SPECIFIC STOCKS HURT PERFORMANCE FOR THIS PERIOD?

A: Stocks that hurt the Fund's performance during this period included Boston Communications Group (effected by the loss of the Verizon contract) and Valassis Communications (effected by the loss of large coupon contract). Helping the Fund's performance were WMS Industries (gambling machine software) and Mastec (trench digger for buried cable and fiber optics).

Q: WHAT IS YOUR CURRENT OUTLOOK FOR THE NEAR TERM?

A: We feel that the roadmap for the next five to ten years will be similar to what was experienced between 1975-1982. We feel that the two-year tailwind of ever-lower interest rates is over. Investment approaches that rely on index fund, mega cap stocks, and buy-and-hold strategies will have difficulty outperforming. Contrarian ideas, short-term (12-18 months) rentals, and smaller size companies look appealing. We remain cautiously optimistic.

                                                                  SEPTEMBER 2003



THE PRECEDING INFORMATION IS THE OPINION OF FUND MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

1 THE RUSSELL 2000 INDEX MEASURES THE TOTAL-RETURN PERFORMANCE OF THE 2,000
  SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX.

2 THE RUSSELL 2000 VALUE INDEX MEASURES THE TOTAL-RETURN PERFORMANCE OF THOSE
  RUSSELL 2000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

3 THE S&P 500(REGISTRATION MARK) INDEX MEASURES TOTAL-RETURN STOCK MARKET
  PERFORMANCE.

THE INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT.

Phoenix-Hollister Small Cap Value Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                            PERIOD ENDING 8/31/03
--------------------------------------------------------------------------------

                                                       INCEPTION     INCEPTION
                                    1 YEAR   5 YEARS   TO 8/31/03      DATE
                                   --------  --------  ----------  ------------
Class A Shares at NAV 2              18.76%   16.23%      9.91%      11/20/97
Class A Shares at POP 3              11.93    14.86       8.78       11/20/97

Class B Shares at NAV 2              17.88    15.37       9.09       11/20/97
Class B Shares with CDSC 4           13.88    15.37       9.09       11/20/97

Class C Shares at NAV 2              17.88    15.37       9.09       11/20/97
Class C Shares with CDSC 4           17.88    15.37       9.09       11/20/97

Russell 2000 Value Index 6           23.68    12.32       7.23       11/20/97

S&P 500(R) Index 7                   12.09     2.50       2.33       11/20/97

1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.

5 This chart illustrates POP returns on Class A shares and CDSC returns for Class B and Class C shares since inception.

6 The Russell 2000 Value Index measures the total return performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index's performance does not reflect sales charges.

7 The S&P 500(R) Index is a measure of stock market total return performance and is provided for general comparative purposes. The index's performance does not reflect sales charges.

  All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
  GROWTH OF $10,000                                          PERIODS ENDING 8/31
--------------------------------------------------------------------------------

                                 [GRAPHIC OMITTED]
                          EDGAR REPRESENTATION OF DATA
                        POINTS USED IN PRINTED GRAPHIC:
                     PHOENIX HOLLISTER SMALL CAP VALUE CHART


--------------------------------------------------------------------------------
PHOENIX HOLLISTER SMALL CAP VALUE CHART
--------------------------------------------------------------------------------

        Phoenix-Hollister Phoenix-Hollister   Phoenix-Hollister   Russell 2000
         Small Cap Value   Small Cap Value     Small Cap Value     Value Stock        S&P 500
         Fund Class A 5      Fund Class B 5    Fund Class C 5        Index 6          Index 7

11/20/97    $9,425.00        $10,000.00          $10,000.00        $10,000.00        $10,000.00
8/31/98      7,668.16          8,093.43            8,091.01          8,369.65         10,096.90
8/31/99     10,804.60         11,319.80           11,316.40          9,548.56         14,123.60
8/31/00     17,951.50         18,674.30           18,668.70         10,856.40         16,438.30
8/31/01     15,395.40         15,893.80           15,889.00         12,815.00         12,428.70
8/31/02     13,698.20         14,031.40           14,027.20         12,097.40         10,191.70
8/31/03     16,268.10         16,540.20           16,535.30         14,961.80         11,424.10

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 11/20/97 (inception of the Fund) in Class A, Class B and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charges which are 1% in the first year and 0% thereafter. Performance assumes dividends and capital gains are reinvested.

SECTOR WEIGHTINGS 8/31                                                   8/31/03
As a percentage of equity holdings

                                 [GRAPHIC OMITTED]
                          EDGAR REPRESENTATION OF DATA
                        POINTS USED IN PRINTED GRAPHIC:
                        PHOENIX HOLLISTER SMALL CAP PIE

               Information     Consumer                                            Exchange
Health Care     Technology   Discretionary   Industrials   Financials   Energy   Traded Funds   Other
18%                17%            15%            14%           10%        9%          6%         11%


                        See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

-------------------------------------------------------------------------------
  TEN LARGEST HOLDINGS AT AUGUST 31, 2003 (AS A PERCENTAGE OF TOTAL NET ASSETS)
-------------------------------------------------------------------------------

 1. Circuit City Stores, Inc.                    3.4%
 2. MasTec, Inc.                                 3.1%
 3. LifePoint Hospitals, Inc.                    2.9%
 4. King Pharmaceuticals, Inc.                   2.6%
 5. Sirius Satellite Radio, Inc.                 2.5%
 6. Dycom Industries, Inc.                       2.4%
 7. Pharmaceutical Resources, Inc.               2.3%
 8. Concurrent Computer Corp.                    2.2%
 9. iShares MSCI Japan Index Fund                2.1%
10. iShares MSCI Hong Kong Index Fund            2.0%

                         INVESTMENTS AT AUGUST 31, 2003


                                                           SHARES       VALUE
                                                          ---------   ---------
COMMON STOCKS--86.3%

AEROSPACE & DEFENSE--1.4%
DRS Technologies, Inc.(b) ..........................        11,600  $    301,600
EDO Corp. ..........................................        17,900       367,308
Herley Industries, Inc.(b) .........................        88,500     1,747,875
                                                                    ------------
                                                                       2,416,783
                                                                    ------------
AIRLINES--1.3%
Northwest Airlines Corp.(b) ........................       243,300     2,182,401

APPAREL RETAIL--1.6%
Ross Stores, Inc. ..................................        30,100     1,516,438
Talbots, Inc. (The) ................................        34,700     1,272,449
                                                                    ------------
                                                                       2,788,887
                                                                    ------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.9%
Jones Apparel Group, Inc. ..........................        49,100     1,516,699

BIOTECHNOLOGY--4.1%
Digene Corp.(b) ....................................        70,100     2,664,501
Exact Sciences Corp.(b) ............................       141,600     2,384,544
Human Genome Sciences, Inc.(b) .....................        91,700     1,305,808
Pharmacopeia, Inc.(b) ..............................        41,300       505,925
                                                                    ------------
                                                                       6,860,778
                                                                    ------------

                                                           SHARES       VALUE
                                                          ---------   ---------
BROADCASTING & CABLE TV--3.3%
Charter Communications, Inc. Class A(b) ............       323,100     1,453,950
Sirius Satellite Radio, Inc.(b) ....................     2,531,900     4,202,954
                                                                    ------------
                                                                       5,656,904
                                                                    ------------
CASINOS & GAMING--0.9%
WMS Industries, Inc.(b) ............................        62,200     1,489,690

COMMODITY CHEMICALS--0.6%
Lyondell Chemical Co. ..............................        70,800     1,012,440

                                                           SHARES       VALUE
                                                          ---------   ---------
COMMUNICATIONS EQUIPMENT--6.4%
ADC Telecommunications, Inc.(b) ....................       822,600     2,089,404
Advanced Fibre Communications, Inc.(b) .............        42,000       977,340



COMMUNICATIONS EQUIPMENT--(CONTINUED)
Avanex Corp.(b) ....................................       404,500  $  1,921,375
Brocade Communications Systems, Inc.(b) ............       262,700     1,481,628
Finisar Corp.(b) ...................................       227,700       489,555
Harris Corp. .......................................        57,500     1,909,000
JDS Uniphase Corp.(b) ..............................       572,000     1,967,680
                                                                    ------------
                                                                      10,835,982
                                                                    ------------
COMPUTER & ELECTRONICS RETAIL--3.4%
Circuit City Stores, Inc. ..........................       557,200     5,811,596

COMPUTER HARDWARE--2.8%
Concurrent Computer Corp.(b) .......................     1,042,000     3,657,420
Palm, Inc.(b) ......................................        55,900     1,020,175
                                                                    ------------
                                                                       4,677,595
                                                                    ------------
COMPUTER STORAGE & PERIPHERALS--1.6%
Hutchinson Technology, Inc.(b) .....................        19,600       619,948
Western Digital Corp.(b) ...........................       179,200     2,059,008
                                                                    ------------
                                                                       2,678,956
                                                                    ------------
CONSTRUCTION & ENGINEERING--5.6%
Dycom Industries, Inc.(b) ..........................       182,200     4,126,830
MasTec, Inc.(b) ....................................       549,400     5,263,252
                                                                    ------------
                                                                       9,390,082
                                                                    ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.1%
Terex Corp.(b) .....................................        78,400     1,811,040

DATA PROCESSING & OUTSOURCED SERVICES--0.4%
Euronet Worldwide, Inc.(b) .........................        73,700       744,370

DIVERSIFIED CHEMICALS--0.9%
Olin Corp. .........................................        80,000     1,456,800

DIVERSIFIED COMMERCIAL SERVICES--2.1%
Arbitron, Inc.(b) ..................................        30,400     1,124,192
Coinstar, Inc.(b) ..................................       153,500     2,353,155
                                                                    ------------
                                                                       3,477,347
                                                                    ------------


                        See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund
                                                          SHARES        VALUE
                                                        ---------   ------------
DRUG RETAIL--1.7%
Rite Aid Corp.(b) ..............................         552,600    $  2,790,630

ELECTRIC UTILITIES--3.3%
Black Hills Corp. ..............................          73,900       2,395,099
CMS Energy Corp. ...............................         156,900       1,046,523
IDACORP, Inc. ..................................          16,800         407,232
PNM Resources, Inc. ............................          64,800       1,775,520
                                                                    ------------
                                                                       5,624,374
                                                                    ------------
FOOTWEAR--1.6%
Skechers U.S.A., Inc. Class A(b) ...............         360,500       2,757,825

HEALTH CARE EQUIPMENT--1.1%
Mentor Corp. ...................................          81,900       1,892,709

HEALTH CARE FACILITIES--4.1%
LifePoint Hospitals, Inc.(b) ...................         171,600       4,943,796
Triad Hospitals, Inc.(b) .......................          62,300       2,018,520
                                                                    ------------
                                                                       6,962,316
                                                                    ------------
HOUSEHOLD APPLIANCES--1.5%
Stanley Works (The) ............................          83,300       2,521,491

INTERNET SOFTWARE & SERVICES--1.8%
Internet Security Systems, Inc.(b) .............         210,200       2,625,398
Valueclick, Inc.(b) ............................          40,200         371,850
                                                                    ------------
                                                                       2,997,248
                                                                    ------------
INVESTMENT BANKING & BROKERAGE--0.3%
Edwards (A.G.), Inc. ...........................          15,700         565,200

IT CONSULTING & OTHER SERVICES--1.8%
MPS Group, Inc.(b) .............................          80,000         764,000
Sapient Corp.(b) ...............................         704,100       2,217,915
                                                                    ------------
                                                                       2,981,915
                                                                    ------------
LEISURE PRODUCTS--1.7%
Hasbro, Inc. ...................................          12,900         238,650
Leapfrog Enterprises, Inc.(b) ..................          33,500       1,256,250
Oakley, Inc.(b) ................................         125,800       1,369,962
                                                                    ------------
                                                                       2,864,862
                                                                    ------------

OIL & GAS DRILLING--1.9%
Patterson-UTI Energy, Inc.(b) ..................          54,100       1,614,344
Rowan Cos., Inc.(b) ............................          62,900       1,575,016
                                                                    ------------
                                                                       3,189,360
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES--1.8%
Key Energy Services, Inc.(b) ...................         109,900       1,138,564
Maverick Tube Corp.(b) .........................          33,400         567,466
National-Oilwell, Inc.(b) ......................          64,900       1,270,742
                                                                    ------------
                                                                       2,976,772
                                                                    ------------


                                                          SHARES        VALUE
                                                        ---------   ------------
OIL & GAS EXPLORATION & PRODUCTION--5.0%
Chesapeake Energy Corp. ........................         219,400    $  2,378,296
Cross Timbers Royalty Trust ....................             465          10,382
Newfield Exploration Co.(b) ....................          24,400         958,676
Pioneer Natural Resources Co.(b) ...............          74,800       1,896,928
Quicksilver Resources, Inc.(b) .................          51,000       1,262,250
Spinnaker Exploration Co.(b) ...................          31,600         702,152
XTO Energy, Inc. ...............................          62,800       1,318,172
                                                                    ------------
                                                                       8,526,856
                                                                    ------------
PHARMACEUTICALS--6.8%
Atrix Laboratories, Inc.(b) ....................          22,500         679,500
ICN Pharmaceuticals, Inc. ......................          28,800         504,000
King Pharmaceuticals, Inc.(b) ..................         308,600       4,335,830
Penwest Pharmaceuticals Co.(b) .................          94,900       2,076,412
Pharmaceutical Resources, Inc.(b) ..............          69,300       3,876,642
                                                                    ------------
                                                                      11,472,384
                                                                    ------------
PROPERTY & CASUALTY INSURANCE--1.9%
Mercury General Corp. ..........................          74,200       3,241,056

REGIONAL BANKS--2.1%
First Charter Corp. ............................          87,500       1,616,125
Seacoast Banking Corp. of Florida ..............          35,390         620,740
TCF Financial Corp. ............................          12,200         561,078
Texas Regional Bancshares, Inc. ................          22,000         741,400
                                                                    ------------
                                                                       3,539,343
                                                                    ------------
REINSURANCE--0.7%
Scottish Annuity & Life Holdings Ltd. ..........          49,300       1,132,914

REITS--1.5%
iStar Financial, Inc. ..........................          68,600       2,514,876

SEMICONDUCTORS--1.3%
GlobespanVirata, Inc.(b) .......................         283,400       2,156,674

SPECIALTY CHEMICALS--0.8%
RPM International, Inc. ........................         102,800       1,402,192

SYSTEMS SOFTWARE--0.8%
Sybase, Inc.(b) ................................          78,100       1,320,671

THRIFTS & MORTGAGE FINANCE--1.5%
Accredited Home Lenders Holding Co.(b) .........          23,400         376,506
W Holding Co., Inc. ............................         123,600       2,180,304
                                                                    ------------
                                                                       2,556,810
                                                                    ------------
TRUCKING--2.9%
Dollar Thrifty Automotive  Group, Inc.(b) ......         123,600       2,935,500
Yellow Corp.(b) ................................          73,200       2,052,528
                                                                    ------------
                                                                       4,988,028
                                                                    ------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $121,914,955)                                       145,784,856
--------------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                                                         SHARES        VALUE
                                                       ---------   ------------
FOREIGN COMMON STOCKS--4.5%

COMMUNICATIONS EQUIPMENT--0.2%
Bookham Technology plc ADR (United
 Kingdom)(b) .............................               306,500   $  407,645

INSURANCE BROKERS--0.8%
Platinum Underwriters Holdings Ltd.
 (Bermuda) ...............................                51,700    1,403,655

PHARMACEUTICALS--1.7%
Shire Pharmaceuticals Group plc ADR
 (United Kingdom)(b) .....................               121,800    2,831,850

REINSURANCE--1.8%
Everest Re Group Ltd. (Barbados) .........                24,800    1,817,840
Montpelier Re Holdings Ltd. (Bermuda)(b) .                39,500    1,211,070
                                                                 ------------
                                                                    3,028,910
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $7,076,135)                                        7,672,060
-----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--5.6%

iShares MSCI Hong Kong Index Fund ........               374,800    3,395,688
iShares MSCI Japan Index Fund(b) .........               432,700    3,591,410
iShares MSCI Taiwan Index Fund(b) ........               217,900    2,425,227

-----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $8,175,368)                                        9,412,325
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.4%
(IDENTIFIED COST $137,166,458)                                    162,869,241
-----------------------------------------------------------------------------

                                           STANDARD
                                           & POOR'S       PAR
                                            RATING       VALUE
                                         (Unaudited)     (000)       VALUE
                                         -----------     ------  ------------
SHORT-TERM OBLIGATIONS--4.1%

FEDERAL AGENCY SECURITIES--1.0%
FHLB 1.03%, 9/24/03 ......................               $1,645  $  1,644,241

COMMERCIAL PAPER--3.1%
UBS Finance Delware LLC 1.09%, 9/2/03 ....    A-1+        2,055     2,054,813
ABSC Capital Corp. 1.10%, 9/4/03 .........    A-1         1,275     1,274,805
ABSC Capital Corp. 1.08%, 9/25/03 ........    A-1         2,030     2,028,417
                                                                 ------------
                                                                    5,358,035
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $7,002,276)                                        7,002,276
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.5%
(IDENTIFIED COST $144,168,734)                                    169,871,517(a)
Other assets and liabilities, net--(0.5)%                            (833,342)
                                                                 ------------
NET ASSETS--100.0%                                               $169,038,175
                                                                 ============



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $24,976,931 and gross depreciation of $1,985,904 for federal income tax purposes. At August 31, 2003, the aggregate cost of securities for federal income tax purposes was $146,880,490.

(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2003

ASSETS
Investment securities at value
   (Identified cost $144,168,734)                          $169,871,517
Receivables
   Investment securities sold                                 2,007,262
   Fund shares sold                                             312,486
   Dividends and interest                                       110,710
   Receivable from adviser                                           45
Prepaid expenses                                                  4,184
                                                           ------------
     Total assets                                           172,306,204
                                                           ------------
LIABILITIES
Cash overdraft                                                    3,804
Payables
   Investment securities purchased                            2,716,381
   Fund shares repurchased                                      194,770
   Transfer agent fee                                            94,154
   Investment advisory fee                                       90,258
   Distribution and service fees                                 90,153
   Financial agent fee                                           12,119
   Trustees' fee                                                  2,276
Accrued expenses                                                 64,114
                                                           ------------
     Total liabilities                                        3,268,029
                                                           ------------
NET ASSETS                                                 $169,038,175
                                                           ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest           $179,151,155
Accumulated net realized loss                               (35,815,763)
Net unrealized appreciation                                  25,702,783
                                                         --------------
NET ASSETS                                                 $169,038,175
                                                         ==============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $76,782,705)           5,723,406
Net asset value per share                                        $13.42
Offering price per share $13.42/(1-5.75%)                        $14.24

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $40,696,246)           3,181,889
Net asset value and offering price per share                     $12.79

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $51,559,224)           4,031,754
Net asset value and offering price per share                     $12.79

                             STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2003

INVESTMENT INCOME
Dividends                                                        $  2,113,493
Interest                                                               61,042
Foreign taxes withheld                                                 (6,024)
                                                                 ------------
     Total investment income                                        2,168,511
                                                                 ------------
EXPENSES
Investment advisory fee                                             1,358,782
Service fees, Class A                                                 175,848
Distribution and service fees, Class B                                355,780
Distribution and service fees, Class C                                450,584
Financial agent fee                                                   142,923
Transfer agent                                                        509,877
Printing                                                               57,518
Custodian                                                              35,414
Professional                                                           33,865
Trustees                                                               29,296
Registration                                                           24,732
Miscellaneous                                                          20,210
                                                                 ------------
     Total expenses                                                 3,194,829
     Less expenses borne by investment adviser                       (474,776)
     Custodian fees paid indirectly                                    (1,619)
                                                                 ------------
     Net expenses                                                   2,718,434
                                                                 ------------
NET INVESTMENT LOSS                                                  (549,923)
                                                                 ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                      (581,048)
Net change in unrealized appreciation (depreciation) on
   investments                                                     24,331,903
                                                                 ------------
NET GAIN ON INVESTMENTS                                            23,750,855
                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $23,200,932
                                                                 ============



                        See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                 Year Ended       Year Ended
                                                                                   8/31/03          8/31/02
                                                                                ------------   --------------
FROM OPERATIONS
   Net investment income (loss)                                                 $   (549,923)  $     (893,570)
   Net realized gain (loss)                                                         (581,048)     (11,568,534)

   Net change in unrealized appreciation (depreciation)                           24,331,903      (10,238,352)
                                                                                ------------   --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    23,200,932      (22,700,456)
                                                                                ------------   --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains, Class A                                                 --         (140,168)
   Net realized short-term gains, Class B                                                 --          (67,777)
   Net realized short-term gains, Class C                                                 --          (76,536)
                                                                                ------------   --------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS
     TO SHAREHOLDERS                                                                      --         (284,481)
                                                                                ------------   --------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,907,326 and 2,995,398 shares, respectively)   21,435,568       37,470,841
   Net asset value of shares issued from reinvestment of distributions
    (0 and 10,054 shares, respectively)                                                   --          125,986
   Cost of shares repurchased (3,531,940 and 2,586,657 shares, respectively)     (37,879,871)     (31,993,060)
                                                                                ------------   --------------
Total                                                                            (16,444,303)       5,603,767
                                                                                ------------   --------------
CLASS B
   Proceeds from sales of shares (360,619 and 1,175,378 shares, respectively)      3,733,780       14,180,441
   Net asset value of shares issued from reinvestment of
     distributions (0 and 5,750 shares, respectively)                                     --           69,074
   Cost of shares repurchased (900,192 and 729,750 shares, respectively)          (9,055,153)      (8,619,889)
                                                                                ------------   --------------
Total                                                                             (5,321,373)       5,629,626
                                                                                ------------   --------------
CLASS C
   Proceeds from sales of shares (588,971 and 1,647,588 shares, respectively)      6,011,638       19,922,904
   Net asset value of shares issued from reinvestment of
     distributions (0 and 5,923 shares, respectively)                                     --           71,602
   Cost of shares repurchased (1,092,681 and 809,589 shares, respectively)       (10,996,219)      (9,549,583)
                                                                                ------------   --------------
Total                                                                             (4,984,581)      10,444,923
                                                                                ------------   --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                     (26,750,257)      21,678,316
                                                                                ------------   --------------
   NET INCREASE (DECREASE) IN NET ASSETS                                          (3,549,325)      (1,306,621)

NET ASSETS
   Beginning of period                                                           172,587,500      173,894,121
                                                                                ------------   --------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET
     INVESTMENT INCOME OF $0 AND $0, RESPECTIVELY]                              $169,038,175     $172,587,500
                                                                                ============   ==============


                        See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                                                       FINANCIAL HIGHLIGHTS
                              (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)
                                                                                         CLASS A
                                                            ---------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                            ---------------------------------------------------------------
                                                               2003         2002          2001         2000         1999
Net asset value, beginning of period                          $11.30       $12.72        $17.90       $11.41       $ 8.11
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                                --(6)     (0.01)        (0.05)       (0.08)        0.01
   Net realized and unrealized gain (loss)                      2.12        (1.39)        (2.34)        7.38         3.31
                                                             -------      -------       -------      -------      -------
     TOTAL FROM INVESTMENT OPERATIONS                           2.12        (1.40)        (2.39)        7.30         3.32
                                                             -------      -------       -------      -------      -------
LESS DISTRIBUTIONS
   Dividends from net investment income                           --           --            --           --           --
   Distributions from net realized gains                          --        (0.02)        (2.79)       (0.81)       (0.02)
                                                             -------      -------       -------      -------      -------
     TOTAL DISTRIBUTIONS                                          --        (0.02)        (2.79)       (0.81)       (0.02)
                                                             -------      -------       -------      -------      -------
Change in net asset value                                       2.12        (1.42)        (5.18)        6.49         3.30
                                                             -------      -------       -------      -------      -------
NET ASSET VALUE, END OF PERIOD                                $13.42       $11.30        $12.72       $17.90       $11.41
                                                             =======      =======       =======      =======      =======
Total return(2)                                                18.76%      (11.02)%      (14.24)%      66.15 %      40.90%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                     $76,783      $83,005       $88,174      $79,254      $26,926
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                        1.40%(5)     1.40 %(5)     1.40 %(5)    1.40 %(5)    1.40%
   Net investment income (loss)                                 0.04%       (0.11)%       (0.39)%      (0.45)%       0.15%
Portfolio turnover                                               241%         123 %         229 %        191 %        203%

                                                                                         CLASS B
                                                            ---------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                            ---------------------------------------------------------------
                                                               2003         2002          2001         2000         1999
Net asset value, beginning of period                         $ 10.85      $ 12.31       $ 17.54       $11.27      $ 8.07
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                             (0.08)       (0.10)        (0.16)       (0.19)      (0.06)
   Net realized and unrealized gain (loss)                      2.02        (1.34)        (2.28)        7.27        3.28
                                                             -------      -------       -------      -------      ------
     TOTAL FROM INVESTMENT OPERATIONS                           1.94        (1.44)        (2.44)        7.08        3.22
                                                             -------      -------       -------      -------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                           --           --            --           --          --
   Distributions from net realized gains                          --        (0.02)        (2.79)       (0.81)      (0.02)
                                                             -------      -------       -------      -------      ------
     TOTAL DISTRIBUTIONS                                          --        (0.02)        (2.79)       (0.81)      (0.02)
                                                             -------      -------       -------      -------      ------
Change in net asset value                                       1.94        (1.46)        (5.23)        6.27        3.20
                                                             -------      -------       -------      -------      ------
NET ASSET VALUE, END OF PERIOD                                $12.79       $10.85        $12.31       $17.54      $11.27
                                                             =======      =======       =======      =======      ------
Total return(2)                                                17.88 %     (11.72)%      (14.89)%      64.97 %     39.86 %
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                     $40,696      $40,382       $40,270      $26,625      $9,494
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                                        2.15 %(5)    2.15 %(5)     2.15 %(5)    2.15 %(5)   2.15 %
   Net investment income (loss)                                (0.71)%      (0.86)%       (1.14)%      (1.20)%     (0.60)%
Portfolio turnover                                               241 %        123 %         229 %        191 %       203 %

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.71%, 1.64%, 1.58%, 1.67% and 1.87% for the periods ended August 31, 2003, 2002,
    2001, 2000 and 1999, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.46%, 2.39%, 2.33%, 2.42% and 2.62% for the periods ended August 31, 2003, 2002,
    2001, 2000 and 1999, respectively.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(6) Amount is less than $0.01.

                        See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                                                       FINANCIAL HIGHLIGHTS
                              (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS C
                                                            ---------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                            ---------------------------------------------------------------
                                                               2003         2002          2001         2000         1999
                                                                2003         2002          2001        2000        1999
Net asset value, beginning of period                          $10.85       $12.31        $17.54      $11.27      $ 8.07
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                             (0.08)       (0.10)        (0.16)      (0.19)      (0.06)
   Net realized and unrealized gain (loss)                      2.02        (1.34)        (2.28)       7.27        3.28
                                                             -------      -------       -------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                           1.94        (1.44)        (2.44)       7.08        3.22
                                                             -------      -------       -------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                           --           --            --          --          --
   Distributions from net realized gains                          --        (0.02)        (2.79)      (0.81)      (0.02)
                                                             -------      -------       -------      ------      ------
     TOTAL DISTRIBUTIONS                                          --        (0.02)        (2.79)      (0.81)      (0.02)
                                                             -------      -------       -------      ------      ------
Change in net asset value                                       1.94        (1.46)        (5.23)       6.27        3.20
                                                             -------      -------       -------      ------      ------
NET ASSET VALUE, END OF PERIOD                                $12.79       $10.85        $12.31      $17.54      $11.27
                                                             =======      =======       =======      ======      ------
Total return(2)                                                17.88 %     (11.72)%      (14.89)%     64.97 %     39.86 %
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                     $51,559      $49,201       $45,450     $28,046      $6,465
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                        2.15 %(4)    2.15 %(4)     2.15 %(4)   2.15 %(4)   2.15 %
   Net investment income (loss)                                (0.72)%      (0.86)%       (1.14)%     (1.20)%     (0.60)%
Portfolio turnover                                               241 %        123 %         229 %       191 %       203 %


(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.46%, 2.39%, 2.33%, 2.42% and 2.62% for the periods ended August 31, 2003, 2002,
    2001, 2000 and 1999, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

PHOENIX-HOLLISTER VALUE EQUITY FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Phoenix-Hollister Value Equity Fund is designed for long-term investors seeking capital appreciation by investing in a diversified portfolio of attractively valued stocks with the potential for price appreciation.

Q: HOW DID THE FUND PERFORM OVER THE PAST 12 MONTHS ENDED AUGUST 31, 2003?

A: For the fiscal year ended August 31, 2003, Class A shares rose 7.31%, Class B shares rose 6.44%, and Class C shares were up 6.47%. For the same period, the broad-based S&P 500(R) Index 1 rose 12.09% and the Russell 1000 Value Index 2 was up 11.63%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not a guarantee of future performance.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THIS 12-MONTH PERIOD?

A: During the year under review, technology and more recently telecom sectors helped the Fund's performance. The Fund's underweight position in consumer durables and healthcare also added to performance. However, being overweight in energy and energy service strategies had a negative effect on the Fund's performance.

Q: WHAT SPECIFIC STOCKS HELPED AND WHICH SPECIFIC STOCKS HURT PERFORMANCE FOR THIS PERIOD?

A: Our best performing holdings (based on their weighting in the portfolio) were AT&T and Merrill Lynch. Our most disappointing holdings (based on their weighting in the portfolio) were UnumProvident and Schering-Plough.

Q: WHAT IS YOUR CURRENT OUTLOOK FOR THE NEAR TERM?

A: We feel that the roadmap for the next five to ten years will be similar to what was experienced between 1975-1982. We feel that the two-year tailwind of ever-lower interest rates is over. Investment approaches that rely on index fund, mega cap stocks, and buy-and-hold strategies will have difficulty outperforming. Contrarian ideas, short-term (12-18 months) rentals, and smaller size companies look appealing. We remain cautiously optimistic.

                                                                  SEPTEMBER 2003



THE PRECEDING INFORMATION IS THE OPINION OF FUND MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

1 THE S&P 500(R) INDEX MEASURES TOTAL-RETURN STOCK MARKET PERFORMANCE.

2 THE RUSSELL 1000 VALUE INDEX MEASURES THE TOTAL-RETURN PERFORMANCE OF THOSE
  RUSSELL 1000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

  THE INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT.

Phoenix-Hollister Value Equity Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                             PERIOD ENDING 8/31/03
--------------------------------------------------------------------------------

                                                                  INCEPTION      INCEPTION
                                         1 YEAR       5 YEARS     TO 8/31/03        DATE
                                        --------      --------    ----------    ------------
Class A Shares at NAV 2                    7.31%        7.50%        4.45%         11/5/97
Class A Shares at POP 3                    1.14         6.23         3.39          11/5/97

Class B Shares at NAV 2                    6.44         6.70         3.65          11/5/97
Class B Shares with CDSC 4                 2.44         6.70         3.65          11/5/97

Class C Shares at NAV 2                    6.47         6.70         3.67          11/5/97
Class C Shares with CDSC 4                 6.47         6.70         3.67          11/5/97

Russell 1000 Value Index 6                11.63         5.37         4.30          11/5/97

S&P 500(R) Index 7                        12.09         2.50         2.64          11/5/97

1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.

5 This chart illustrates POP returns on Class A shares and CDSC returns for Class B and Class C shares since inception.

6 The Russell 1000 Value Index measures the total return performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The index's performance does not reflect sales charges.

7 The S&P 500(R) Index is a measure of stock market total return performance and is provided for general comparative purposes. The index's performance does not reflect sales charges.

All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
  GROWTH OF $10,000                                        PERIODS ENDING 8/31
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:
PHOENIX HOLLISTER VALUE EQUITY CHART


              Phoenix-Hollister Phoenix-Hollister   Phoenix-Hollister
                Value Equity      Value Equity        Value Equity       Russell 1000        S&P 500
                Fund Class A 5    Fund Class B 5      Fund Class C 5     Value Index 6       Index 7
11/4/97           $9,425.00        $10,000.00          $10,000.00         $10,000.00       $10,000.00
8/31/98            8,455.82          8,907.98            8,914.38           9,831.19        10,286.26
8/31/99           11,490.70         12,030.50           12,026.70          12,788.44        14,388.39
8/31/00           14,261.30         14,807.60           14,812.90          13,319.69        16,746.49
8/31/01           13,304.50         13,708.90           13,714.70          13,170.79        12,661.69
8/31/02           11,312.50         11,574.60           11,581.20          11,440.82        10,382.76
8/31/03           12,139.80         12,320.30           12,330.00          12,771.16        11,638.26

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 11/5/97 (inception of the Fund) in Class A, Class B and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charges which are 1% in the first year and 0% thereafter. Performance assumes dividends and capital gains are reinvested.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                     8/31/03
--------------------------------------------------------------------------------
As a percentage of equity holdings

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:
PHOENIX HOLLISTER VALUE EQUITY PIE

               Consumer          Health    Telecommunication
Financials     Discretionary     Care      Services                Energy
25%            18%               15%       8%                      8%


               Information
Industrials    Technology        Other
8%             6%                12%


                        See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS AT AUGUST 31, 2003 (AS A PERCENTAGE OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------

 1. Interpublic Group of Cos., Inc. (The)        4.1%
 2. AOL Time Warner, Inc.                        3.8%
 3. AT&T Corp.                                   3.7%
 4. UnumProvident Corp.                          3.3%
 5. JDS Uniphase Corp.                           3.2%
 6. Sony Corp.                                   3.0%
 7. Bank One Corp.                               2.9%
 8. Limited Brands                               2.7%
 9. HCA, Inc.                                    2.7%
10. PMI Group, Inc. (The) 2.6%


                         INVESTMENTS AT AUGUST 31, 2003

                                                          SHARES       VALUE
                                                         -------    ------------

COMMON STOCKS--94.8%

ADVERTISING--4.1%
Interpublic Group of Cos., Inc. (The) .............      184,700    $  2,798,205

AEROSPACE & DEFENSE--2.6%
Honeywell International, Inc. .....................       28,300         820,417
Lockheed Martin Corp. .............................       18,500         947,755
                                                                    ------------
                                                                       1,768,172
                                                                    ------------
ALUMINUM--1.0%
Alcoa, Inc. .......................................       24,100         688,296

APPAREL RETAIL--2.7%
Limited Brands ....................................      110,300       1,870,688

ASSET MANAGEMENT & CUSTODY BANKS--0.9%
Bank of New York Co., Inc. (The) ..................       20,600         606,052

BIOTECHNOLOGY--2.0%
Gilead Sciences, Inc.(b) ..........................       20,300       1,354,010

BROADCASTING & CABLE TV--2.0%
EchoStar Communications Corp. Class A(b) ..........       37,300       1,376,370

BUILDING PRODUCTS--0.5%
American Standard Cos., Inc.(b) ...................        4,300         344,817

COMMUNICATIONS EQUIPMENT--3.2%
JDS Uniphase Corp.(b) .............................      642,000       2,208,480

COMPUTER & ELECTRONICS RETAIL--2.6%
Circuit City Stores, Inc. .........................      169,600       1,768,928

CONSUMER FINANCE--2.3%
MBNA Corp. ........................................       68,000       1,587,120

DIVERSIFIED BANKS--5.7%
Bank of America Corp. .............................       11,100         879,675
Bank One Corp. ....................................       50,600       1,997,182
FleetBoston Financial Corp. .......................       13,000         384,670
U.S. Bancorp ......................................       27,900         666,810
                                                                    ------------
                                                                       3,928,337
                                                                    ------------



                                                          SHARES       VALUE
                                                         -------    ------------
DIVERSIFIED CAPITAL MARKETS--1.2%
J.P. Morgan Chase & Co. ...........................       24,800    $    848,656

DIVERSIFIED CHEMICALS--1.4%
Du Pont (E.I.) de Nemours & Co. ...................       21,300         952,962

DIVERSIFIED COMMERCIAL SERVICES--2.4%
Cendant Corp.(b) ..................................       94,100       1,691,918

ELECTRIC UTILITIES--0.9%
Consolidated Edison, Inc. .........................       16,200         640,386

GAS UTILITIES--1.3%
NiSource, Inc. ....................................       47,100         910,914

HEALTH CARE FACILITIES--4.5%
HCA, Inc. .........................................       49,200       1,869,108
Tenet Healthcare Corp.(b) .........................       77,900       1,250,295
                                                                    ------------
                                                                       3,119,403
                                                                    ------------
HEALTH CARE SERVICES--2.6%
Caremark Rx, Inc.(b) ..............................       33,000         829,290
IMS Health, Inc. ..................................       51,100         994,917
                                                                    ------------
                                                                       1,824,207
                                                                    ------------

HYPERMARKETS & SUPER CENTERS--2.3%
Costco Wholesale Corp.(b) .........................       50,100       1,607,709

INDUSTRIAL CONGLOMERATES--1.0%
3M Co. ............................................        4,700         669,609

INDUSTRIAL MACHINERY--1.4%
Illinois Tool Works, Inc. .........................       13,700         990,373

INTEGRATED OIL & GAS--1.6%
ConocoPhillips ....................................       19,700       1,100,048

INTEGRATED TELECOMMUNICATION SERVICES--6.0%
AT&T Corp. ........................................      113,300       2,526,590
Qwest Communications International, Inc.(b) .......      366,200       1,629,590
                                                                    ------------
                                                                       4,156,180
                                                                    ------------


                        See Notes to Financial Statements

PhoenixHollister Value Equity Fund

                                                        SHARES      VALUE
                                                       -------   ------------
INVESTMENT BANKING & BROKERAGE--2.1%
Goldman Sachs Group, Inc. (The) ..................       4,600   $    407,054
Merrill Lynch & Co., Inc. ........................      19,500      1,048,710
                                                                 ------------
                                                                    1,455,764
                                                                 ------------
LIFE & HEALTH INSURANCE--5.6%
AFLAC, Inc. ......................................      50,600      1,619,706
UnumProvident Corp. ..............................     161,800      2,281,380
                                                                 ------------
                                                                    3,901,086
                                                                 ------------
MANAGED HEALTH CARE--1.4%
CIGNA Corp. ......................................      20,300        967,904

MOVIES & ENTERTAINMENT--3.8%
AOL Time Warner, Inc.(b) .........................     162,300      2,655,228

MULTI-UTILITIES & UNREGULATED POWER--0.9%
El Paso Corp. ....................................      84,700        621,698

OIL & GAS EQUIPMENT & SERVICES--1.0%
Halliburton Co. ..................................      29,000        701,220

OIL & GAS EXPLORATION & PRODUCTION--5.5%
Anadarko Petroleum Corp. .........................      26,900      1,170,150
Apache Corp. .....................................       6,000        413,880
EOG Resources, Inc. ..............................      32,100      1,361,040
Noble Energy, Inc. ...............................      20,700        819,513
                                                                 ------------
                                                                    3,764,583
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.7%
Citigroup, Inc. ..................................      10,700        463,845

PACKAGED FOODS AND MEATS--1.1%
Kraft Foods, Inc. Class A ........................      25,600        760,320

PHARMACEUTICALS--4.1%
King Pharmaceuticals, Inc.(b) ....................     111,000      1,559,550
Schering-Plough Corp. ............................      83,100      1,262,289
                                                                 ------------
                                                                    2,821,839
                                                                 ------------
REGIONAL BANKS--2.5%
KeyCorp ..........................................      63,700      1,734,551

REITS--1.7%
Equity Office Properties Trust ...................      41,300      1,148,966

SEMICONDUCTORS--1.0%
Micron Technology, Inc.(b) .......................      49,600        712,256

SOFT DRINKS--2.2%
Pepsi Bottling Group, Inc. (The) .................      63,200      1,524,384



                                                        SHARES      VALUE
                                                       -------   ------------

THRIFTS & MORTGAGE FINANCE--2.6%
PMI Group, Inc. (The) ............................      50,000   $  1,769,000

WIRELESS TELECOMMUNICATION SERVICES--2.4%
Nextel Communications, Inc. Class A(b) ...........      86,100      1,660,008

-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $59,018,184)                                      65,474,492
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS--4.9%

COMMUNICATIONS EQUIPMENT--1.9%
Nokia Oyj ADR (Finland) ..........................      81,400      1,326,006

CONSUMER ELECTRONICS--3.0%
Sony Corp. (Japan) ...............................      63,000      2,075,850

-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,062,095)                                        3,401,856
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.7%
(IDENTIFIED COST $62,080,279)                                      68,876,348
-----------------------------------------------------------------------------

                                              STANDARD
                                             & POOR'S      PAR
                                               RATING     VALUE
                                            (Unaudited)   (000)
                                            -----------   -----
SHORT-TERM OBLIGATIONS--0.5%

COMMERCIAL PAPER--0.5%
CXC LLC 1.10%, 9/2/03 .....................    A-1+         $355      354,990

-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $354,990)                                            354,990
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $62,435,269)                                      69,231,338(a)
Other assets and liabilities, net--(0.2)%                            (150,478)
                                                                 ------------
NET ASSETS--100.0%                                                $69,080,860
                                                                 ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,765,261 and gross depreciation of $939,115 for federal income tax purposes. At August 31, 2003, the aggregate cost of securities for federal income tax purposes was $64,405,192.

(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2003

ASSETS
Investment securities at value
   (Identified cost $62,435,269)                            $69,231,338
Cash                                                                506
Receivables
   Dividends and interest                                       143,167
   Fund shares sold                                              66,864
Prepaid expenses                                                  1,709
                                                            -----------
     Total assets                                            69,443,584
                                                            -----------
LIABILITIES
Payables
   Fund shares repurchased                                      211,609
   Transfer agent fee                                            37,302
   Distribution and service fees                                 34,074
   Professional fee                                              31,196
   Investment advisory fee                                       14,334
   Financial agent fee                                            6,824
   Trustees' fee                                                  2,276
   Payable to adviser                                               152
Accrued expenses                                                 24,957
                                                            -----------
     Total liabilities                                          362,724
                                                            -----------
NET ASSETS                                                  $69,080,860
                                                            ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest            $87,079,479
Undistributed net investment income                             181,756
Accumulated net realized loss                               (24,976,444)
Net unrealized appreciation                                   6,796,069
                                                            -----------
NET ASSETS                                                  $69,080,860
                                                            ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $37,309,867)           3,293,765
Net asset value per share                                        $11.33
Offering price per share $11.33/(1-5.75%)                        $12.02

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $16,363,350)           1,488,764
Net asset value and offering price per share                     $10.99

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $15,407,643)           1,400,858
Net asset value and offering price per share                     $11.00



                             STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2003

INVESTMENT INCOME
Dividends                                                   $1,589,070
Interest                                                        32,860
Foreign taxes withheld                                          (4,505)
                                                            ----------
     Total investment income                                 1,617,425
                                                            ----------
EXPENSES
Investment advisory fee                                        521,890
Service fees, Class A                                           90,323
Distribution and service fees, Class B                         175,212
Distribution and service fees, Class C                         159,351
Financial agent fee                                             86,509
Transfer agent                                                 195,733
Professional                                                    37,748
Custodian                                                       31,411
Trustees                                                        29,296
Printing                                                        26,332
Registration                                                    16,307
Miscellaneous                                                   14,879
                                                            ----------
     Total expenses                                          1,384,991
     Less expenses borne by investment adviser                (264,229)
     Custodian fees paid indirectly                                (48)
                                                            ----------
     Net expenses                                            1,120,714
                                                            ----------
NET INVESTMENT INCOME                                          496,711
                                                            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                             (6,218,723)
Net change in unrealized appreciation (depreciation) on
   investments                                               7,942,711
                                                            ----------
NET GAIN ON INVESTMENTS                                      1,723,988
                                                            ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $2,220,699
                                                            ==========


                        See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund


                       STATEMENT OF CHANGES IN NET ASSETS


                                                  Year Ended       Year Ended
                                                    8/31/03         8/31/02
                                                 ------------    -------------
FROM OPERATIONS
   Net investment income (loss)                  $    496,711    $     283,943
   Net realized gain (loss)                        (6,218,723)     (18,027,281)
   Net change in unrealized
     appreciation (depreciation)                    7,942,711          137,398
                                                 ------------    -------------
   INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                      2,220,699      (17,605,940)
                                                 ------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                    (283,597)        (384,523)
   Net investment income, Class B                     (39,301)              --
   Net investment income, Class C                     (42,475)              --
   Net realized long-term gains, Class A                   --         (725,832)
   Net realized long-term gains, Class B                   --         (457,963)
   Net realized long-term gains, Class C                   --         (296,217)
                                                 ------------    -------------
   DECREASE IN NET ASSETS FROM
     DISTRIBUTIONS TO SHAREHOLDERS                   (365,373)      (1,864,535)
                                                 ------------    -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (891,000 and
      1,198,840 shares, respectively)               8,885,100       14,107,742
   Net asset value of shares issued from
     reinvestment of distributions
     (24,886 and 90,238 shares, respectively)         267,903        1,070,740
   Cost of shares repurchased (1,758,338
     and 1,719,723 shares, respectively)          (17,230,551)     (20,059,729)
                                                 ------------    -------------
Total                                              (8,077,548)      (4,881,247)
                                                 ------------    -------------
CLASS B
   Proceeds from sales of shares (189,176 and
     442,182 shares, respectively)                  1,850,017        5,058,231
   Net asset value of shares issued from
     reinvestment of distributions
     (2,789 and 37,057 shares, respectively)           29,746          430,227
   Cost of shares repurchased (1,494,049 and
     640,922 shares, respectively)                (14,264,891)      (7,135,754)
                                                 ------------    -------------
Total                                             (12,385,128)      (1,647,296)
                                                 ------------    -------------
CLASS C
   Proceeds from sales of shares (170,326 and
     370,401 shares, respectively)                  1,652,857        4,248,848
   Net asset value of shares issued from
     reinvestment of distributions (3,218 and
     22,395 shares, respectively)                      34,338          260,229
   Cost of shares repurchased (629,913 and
     419,189 shares, respectively)                 (6,096,181)      (4,751,269)
                                                 ------------    -------------
Total                                              (4,408,986)        (242,192)
                                                 ------------    -------------
   INCREASE (DECREASE) IN NET ASSETS
     FROM SHARE TRANSACTIONS                      (24,871,662)      (6,770,735)
                                                 ------------    -------------
   NET INCREASE (DECREASE) IN NET ASSETS          (23,016,336)     (26,241,210)

NET ASSETS
   Beginning of period                             92,097,196      118,338,406
                                                 ------------    -------------
   END OF PERIOD [INCLUDING
     UNDISTRIBUTED NET INVESTMENT
     INCOME OF $181,756 AND $50,421,
     RESPECTIVELY]                               $ 69,080,860    $  92,097,196
                                                 ============    =============

                        See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)
                                                                                        CLASS A
                                                         ---------------------------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                         ---------------------------------------------------------------------------
                                                            2003           2002            2001          2000          1999
Net asset value, beginning of period                      $10.64         $12.76          $15.03        $12.11        $ 8.94
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                          0.11           0.08            0.08          0.03          0.02
   Net realized and unrealized gain (loss)                  0.66          (1.97)          (0.93)         2.89          3.20
                                                          ------         ------          ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                       0.77          (1.89)          (0.85)         2.92          3.22
                                                          ------         ------          ------        ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income                    (0.08)         (0.08)             --            --         (0.05)
   Distributions from net realized gains                      --          (0.15)          (1.42)           --            --
                                                          ------         ------          ------        ------        ------
     TOTAL DISTRIBUTIONS                                   (0.08)         (0.23)          (1.42)           --         (0.05)
                                                          ------         ------          ------        ------        ------
Change in net asset value                                   0.69          (2.12)          (2.27)         2.92          3.17
                                                          ------         ------          ------        ------        ------
NET ASSET VALUE, END OF PERIOD                            $11.33         $10.64          $12.76        $15.03        $12.11
                                                          ======         ======          ======        ======        ======
Total return(2)                                             7.31%        (14.97)%         (6.71)%       24.11%        35.89%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                 $37,310        $43,993         $58,260       $37,977       $26,974
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                    1.25%(5)       1.25 %(5)       1.25 %(5)     1.25%(5)      1.25%
   Net investment income                                    1.06%          0.64 %          0.53 %        0.20%         0.14%
Portfolio turnover                                           349%           166 %           249 %         193%          192%

                                                                                        CLASS B
                                                          -----------------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                          -----------------------------------------------------------------
                                                            2003           2002            2001          2000          1999
Net asset value, beginning of period                      $10.35         $12.42          $14.77        $12.00        $ 8.89
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                          0.04          (0.01)          (0.03)        (0.08)        (0.07)
   Net realized and unrealized gain (loss)                  0.63          (1.91)          (0.90)         2.85          3.19
                                                          ------         ------          ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                       0.67          (1.92)          (0.93)         2.77          3.12
                                                          ------         ------          ------        ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income                    (0.03)            --              --            --         (0.01)
   Distributions from net realized gains                      --          (0.15)          (1.42)           --            --
                                                          ------         ------          ------        ------        ------
     TOTAL DISTRIBUTIONS                                   (0.03)         (0.15)          (1.42)           --         (0.01)
                                                          ------         ------          ------        ------        ------
Change in net asset value                                   0.64          (2.07)          (2.35)         2.77          3.11
                                                          ------         ------          ------        ------        ------
NET ASSET VALUE, END OF PERIOD                            $10.99         $10.35          $12.42        $14.77        $12.00
                                                          ======         ======          ======        ======        ======
Total return(2)                                             6.44 %       (15.57)%         (7.42)%       23.08 %       35.05 %
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                 $16,363        $28,873         $36,669       $26,471       $24,709
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                                    2.00%(5)       2.00 %(5)       2.00 %(5)     2.00 %(5)     2.00 %
   Net investment income (loss)                             0.37 %        (0.11)%         (0.22)%       (0.57)%       (0.62)%
Portfolio turnover                                           349 %          166 %           249 %         193 %         192 %

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.63%, 1.49%, 1.38%, 1.47% and 1.57% for the periods ended August 31, 2003, 2002,
    2001, 2000 and 1999, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.38%, 2.24%, 2.13%, 2.22% and 2.32% for the periods ended August 31, 2003, 2002,
    2001, 2000 and 1999, respectively.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                                                        FINANCIAL HIGHLIGHTS
                                 (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS C
                                                  ----------------------------------------------------------------------
                                                                            YEAR ENDED AUGUST 31,
                                                  ----------------------------------------------------------------------
                                                     2003             2002          2001          2000         1999
Net asset value, beginning of period               $10.35           $12.43        $14.78        $12.00       $ 8.89
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                   0.03            (0.01)        (0.03)        (0.07)       (0.07)
   Net realized and unrealized gain (loss)           0.65            (1.92)        (0.90)         2.85         3.19
                                                  -------          -------       -------       -------      -------
     TOTAL FROM INVESTMENT OPERATIONS                0.68            (1.93)        (0.93)         2.78         3.12
                                                  -------          -------       -------       -------      -------
LESS DISTRIBUTIONS
   Dividends from net investment income             (0.03)              --            --            --        (0.01)
   Distributions from net realized gains               --            (0.15)        (1.42)           --           --
                                                  -------          -------       -------       -------      -------
     TOTAL DISTRIBUTIONS                            (0.03)           (0.15)        (1.42)           --        (0.01)
                                                  -------          -------       -------       -------      -------
Change in net asset value                            0.65            (2.08)        (2.35)         2.78         3.11
                                                  -------          -------       -------       -------      -------
NET ASSET VALUE, END OF PERIOD                     $11.00           $10.35        $12.43        $14.78       $12.00
                                                  =======          -------       -------       -------      -------
Total return(2)                                      6.47%          (15.56)%       (7.41)%       23.17 %      34.91 %
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)          $15,408          $19,231       $23,409       $12,590       $3,108
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                             2.00%(4)         2.00 %(4)     2.00 %(4)     2.00 %(4)    2.00 %
   Net investment income (loss)                      0.31%           (0.11)%       (0.22)%       (0.52)%      (0.60)%
Portfolio turnover                                    349%             166 %         249 %         193 %        192 %


(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.38%, 2.24%, 2.13%, 2.22% and 2.32% for the periods ended August 31, 2003, 2002,
    2001, 2000 and 1999, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003

1. ORGANIZATION
   Phoenix Investment Trust 97 (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company whose shares are offered in two separate series, each a "Fund."
   Phoenix-Hollister Small Cap Value Fund seeks long-term capital appreciation. Phoenix-Hollister Value Equity Fund's primary investment objective is to seek long-term capital appreciation and its secondary objective is to seek current income.
   Each Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution and/or service expenses unique to that class.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale)on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.
   The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (CONTINUED)

F. EXPENSES:
   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY
   TRANSACTIONS
   As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Fund:

                                        1st       $1-2     $2 +
Fund                                $1 Billion   Billion Billion
------                              ----------   ------- -------
Small Cap Value Fund ...............   0.90%      0.85%   0.80%
Value Equity Fund ..................   0.75%      0.70%   0.65%

   The Adviser has voluntarily agreed to assume total operating expenses of each Fund, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until December 31, 2003, to the extent that such expenses exceed the following percentages of the average annual net asset values for each Fund:

                                      Class A       Class B      Class C
                                       Shares       Shares        Shares
                                     ----------   ----------   ----------
Small Cap Value Fund ...............    1.40%        2.15%         2.15%
Value Equity Fund ..................    1.25%        2.00%         2.00%

   Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, which serves as the national distributor of the Trust's shares has advised the Trust that it retained net selling commissions and deferred sales charges for the period ended August 31, 2003 is as follows:

                                      Class A       Class B         Class C
                                    Net Selling    Deferred        Deferred
                                    Commissions  Sales Charges   Sales Charges
                                     ----------  -------------   -------------
Small Cap Value Fund ...............  $11,120       $101,912        $7,694
Value Equity Fund ..................    5,548         50,140         2,770

   In addition to these amounts the following was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions.

Small Cap Value Fund ...............   $5,674
Value Equity Fund ..................    8,256

   In addition, each fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective class. The Distributor has advised the Trust that the total amount expensed for the period ended August 31, 2003 is as follows:

                                            Distribution       Distribution
                          Distribution         and/or            and/or
                             and/or         Service Fees       Service Fees
                         Service Fees       Paid Out to          Paid to
                         Retained by        Unaffiliated       W.S. Griffith
                         Distributor        Participants       Securities, Inc.
                         -----------        ------------       ----------------
Small Cap Value Fund ....  $420,509           $553,363             $8,340
Value Equity Fund .......   178,965            236,951              8,970

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO) plus (2) the documented cost to PEPCO to provide tax services and oversight of the subagent's performance. For the period ended August 31, 2003 financial agent fees were $229,432 as reported in the Statement of Operations of which PEPCO received $38,744 per Fund. Effective January 1, 2003, the fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix funds serviced by PFPC Inc. Prior to that date, the fee schedule ranged from 0.085% to 0.0125%. Certain minimum fees may apply.
   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the period ended August 31, 2003 transfer agent fees were $705,610 as reported in the Statement of Operations, of which PEPCO retained the following:

                                                                  Transfer Agent
                                                                   Fee Retained
                                                                  --------------
Small Cap Value Fund ...........................................      $201,025
Value Equity Fund ..............................................        60,096

   For the period ended August 31, 2003 the following Funds paid PXPSecurities Corp., an indirect, wholly-owned subsidiary of PNX, brokerage commissions in connection with portfolio transactions effected on behalf of it as follows:

                                                            Commissions Paid to
                                                            PXP Securities Corp.
                                                            -------------------
Small Cap Value Fund ...........................................   $110,112
Value Equity Fund ..............................................     50,028

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities during the period ended August 31, 2003 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                               Purchases            Sales
                                             ------------       ------------
Small Cap Value Fund ......................  $356,671,003       $383,722,917
Value Equity Fund .........................   236,269,144        255,191,728

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (CONTINUED)

   There were no purchases or sales of long-term U.S. Government and agency securities during the period ended August 31, 2003.

5. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.
   Each Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

6. FEDERAL INCOME TAX INFORMATION
   The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:
                                             Expiration Year
                                         -----------------------
                                              2010        2011         Total
                                         -----------  -----------   -----------
Small Cap Value Fund ..................  $27,551,224  $ 5,536,476   $33,087,700
Value Equity Fund .....................    6,597,012   16,409,509    23,006,521

   The Fund may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.
   Under the current tax law, capital and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended August 31, 2003, the funds deferred and recognized post-October losses as follows:

                                              Deferred            Recognized
                                            ------------        --------------
Small Cap Value Fund .....................      $--              $ 6,649,857
Value Equity Fund ........................       --               11,500,928

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed in the Schedule of Investments) consist of undistributed ordinary income of $0 for the Small Cap Value Fund and $181,756 for the Value Equity Fund, and undistributed long-term capital gains of $0 for both Funds. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statement of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

7. RECLASSIFICATION OF CAPITAL ACCOUNTS
   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the period ended August 31, 2003, the Funds recorded the following permanent reclassifications which arose primarily from nondeductible current net operating losses and differing treatment of certain income and gain transactions. The reclassifications have no impact on the net assets or net asset value of the Funds. The following Funds recorded reclassifications to increase (decrease) the accounts listed below:
                        Undistributed      Accumulated         Capital Paid In
                       Net Investment      Net Realized          on Shares of
                        Income (Loss)      Gain (Loss)       Beneficial Interest
                       --------------      ------------      -------------------
Small Cap Value Fund ...  $549,923            $62,701             $(612,624)
Value Equity Fund ......       (3)                  4                    (1)

--------------------------------------------------------------------------------
                       TAX INFORMATION NOTICE (UNAUDITED)
   For Federal income tax purposes, 100% of the current year net income earned dividends paid by Value Equity Fund will qualify for the dividends received deduction for corporate shareholders when paid.
   Effective for the calendar year 2003, qualified dividends will be taxed at a lower rate for individual shareholders. 100% of the ordinary income dividends distributed and applicable to qualifying dividends received after January 1, 2003 will qualify for the lower tax rate. The Fund plans to designate the maximum amount allowable under the Jobs and Growth Tax Relief Reconciliation Act. The actual percentage for the calendar year will be designated in the year-end tax statements.
--------------------------------------------------------------------------------

   This report is not authorized for distribution to prospective investors in the Phoenix Investment Trust 97 unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                         REPORT OF INDEPENDENT AUDITORS

[GRAPHIC OMITTED]
PRICEWATERHOUSECOOPERS

To the Board of Trustees and Shareholders of Phoenix Investment Trust 97:



     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix-Hollister Small Cap Value Fund and Phoenix-Hollister Value Equity Fund (constituting the Phoenix Investment Trust 97, hereafter referred to as the "Trust") at August 31, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



/S/ PRICEWATERHOUSECOOPERS LLP


Boston, Massachusetts
October 13, 2003

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                                                  INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------
                                                       NUMBER OF
                                                     PORTFOLIOS IN
                                                     FUND COMPLEX            PRINCIPAL OCCUPATION(S)
     NAME,  ADDRESS                  LENGTH OF        OVERSEEN BY            DURING PAST 5 YEARS AND
    AND DATE OF BIRTH               TIME SERVED         TRUSTEE        OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway               Served since 1997.       35           Chairman, Rittenhouse Advisors, LLC
  Rittenhouse Advisors, LLC                                            (consulting firm) since 2001.
  101 Park Avenue                                                      Trustee/Director, Realty Foundation of New
  New York, NY  10178                                                  York (1972-present), Pace University
  DOB: 8/2/29                                                          (1978-present), New York Housing Partnership
                                                                       Development Corp. (Chairman) (1981-present),
                                                                       Greater New York Councils, Boy Scouts of
                                                                       America (1985-present), Academy of Political
                                                                       Science (Vice Chairman) (1985-present),
                                                                       Urstadt Biddle Property Corp. (1989-present),
                                                                       The Harlem Youth Development Foundation
                                                                       (1998-present). Chairman, Metropolitan
                                                                       Transportation Authority (1992-2001).
                                                                       Director, Trism, Inc. (1994-2001),
                                                                       Consolidated Edison Company of New York, Inc.
                                                                       (1970-2002), Atlantic Mutual Insurance
                                                                       Company (1974-2002), Centennial Insurance
                                                                       Company (1974-2002), Josiah Macy, Jr.,
                                                                       Foundation (1975-2002), Union Pacific Corp.
                                                                       (1978-2002), Blackrock Freddie Mac Mortgage
                                                                       Securities Fund (Advisory Director)
                                                                       (1990-2002), Accuhealth (1994-2002).
--------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne            Served since 1997.       35           Currently retired.
  The Flat, Elmore Court
  Elmore, GL05, GL2 3NT
  U.K.
  DOB: 8/9/29
--------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries            Served since 1997.       28           Director, The Empire District Electric
  8477 Bay Colony Dr. #902                                             Company (1984-present). Director (1989-1997),
  Naples, FL  34108                                                    Chairman of the Board (1993-1997), Phoenix
  DOB: 9/23/30                                                         Investment Partners, Ltd.
---------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr.               Served since 1997.       25           Partner, Stonington Partners, Inc. (private
  Stonington Partners, Inc.                                            equity fund) since 2001. Chairman (1995 to
  736 Market Street, Ste. 1430                                         2000) and Chief Executive Officer
  Chattanooga, TN  37402                                               (1995-1998), Carson Products Company
  DOB: 2/14/39                                                         (cosmetics). Director/Trustee, Evergreen
                                                                       Funds (six portfolios).
---------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara          Served since 2001.       35           Managing Director, United States Trust
  United States Trust                                                  Company of New York (private bank)
  Company of New York                                                  (1982-present).
  114 West 47th Street
  New York, NY 10036
  DOB: 4/17/51
---------------------------------------------------------------------------------------------------------------------
  Everett L. Morris              Served since 1997.       35           Currently retired, Vice President, W.H.
  W.H. Reaves and Company                                              Reaves and Company (investment management)
  10 Exchange Place                                                    (1993-2003).
  Jersey City, NJ 07302
  DOB: 5/26/28
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                       NUMBER OF
                                                     PORTFOLIOS IN
                                                     FUND COMPLEX           PRINCIPAL OCCUPATION(S)
     NAME,  ADDRESS                  LENGTH OF        OVERSEEN BY           DURING PAST 5 YEARS AND
    AND DATE OF BIRTH               TIME SERVED         TRUSTEE       OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson            Served since 1997.       25           Managing Director, Northway Management
  Northway Management Company                                          Company (1998-present). Managing Director,
  164 Mason Street                                                     Mullin Associates (1993-1998).
  Greenwich, CT  06830
  DOB: 2/16/46
---------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr.         Served since 1997.       25           Director, UST, Inc. (1995-present), HPSC Inc.
  200 Duke Street                                                      (1995-present), Compuware (1996-present) and
  Alexandria, VA  22314                                                WWF, Inc. (2000-present). President, The
  DOB: 5/16/31                                                         Trust for America's Health (non-profit)
                                                                       (2001-present). Director, Duty Free
                                                                       International, Inc. (1997-1998).

                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

---------------------------------------------------------------------------------------------------------------------
                                                       NUMBER OF
     NAME, ADDRESS                                  PORTFOLIOS IN
     DATE OF BIRTH                                   FUND COMPLEX           PRINCIPAL OCCUPATION(S)
    AND POSITION(S)                  LENGTH OF       OVERSEEN BY           DURING PAST 5 YEARS AND
      WITH  TRUST                   TIME SERVED         TRUSTEE       OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
  *Marilyn E. LaMarche          Served since 2002.        28           Limited Managing Director, Lazard Freres &
   Lazard Freres & Co. LLC                                             Co. LLC (1983-present). Director, The Phoenix
   30 Rockefeller Plaza,                                               Companies, Inc. (2001-present) and Phoenix
   59th Floor                                                          Life Insurance Company (1989-present).
   New York, NY 10020
   DOB: 5/11/34
---------------------------------------------------------------------------------------------------------------------
 **Philip R. McLoughlin         Served since 1997.        45           Consultant, The Phoenix Companies, Inc.
                                                                       (2002-present). Director, PXRE Corporation
   Chairman and President                                              (Delaware) (1985-present), World Trust Fund
   DOB: 10/23/46                                                       (1991-present). Chairman (1997-2002),
                                                                       Director (1995-2002), Vice Chairman
                                                                       (1995-1997) and Chief Executive Officer
                                                                       (1995-2002), Phoenix Investment Partners,
                                                                       Ltd. Director, Executive Vice President and
                                                                       Chief Investment Officer, The Phoenix
                                                                       Companies, Inc. (2001-2002). Director
                                                                       (1994-2002) and Executive Vice President,
                                                                       Investments (1988-2002), Phoenix Life
                                                                       Insurance Company. Director (1983-2002) and
                                                                       Chairman (1995-2002), Phoenix Investment
                                                                       Counsel, Inc. Director (1984-2002) and
                                                                       President (1990-2000), Phoenix Equity
                                                                       Planning Corporation. Chairman and Chief
                                                                       Executive Officer, Phoenix/Zweig Advisers LLC
                                                                       (1999-2002). Director and President, Phoenix
                                                                       Investment Management Company (2001-2002).
                                                                       Director and Executive Vice President,
                                                                       Phoenix Life and Annuity Company (1996-2002).
                                                                       Director and Executive Vice President, PHL
                                                                       Variable Insurance Company (1995-2002).
                                                                       Director, Phoenix National Trust Company
                                                                       (1996-2002). Director and Vice President, PM
                                                                       Holdings, Inc. (1985-2002). Director, PHL
                                                                       Associates, Inc. (1995-2002). Director
                                                                       (1992-2002) and President (1992-1994), W.S.
                                                                       Griffith Securities, Inc.
---------------------------------------------------------------------------------------------------------------------

   * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of  The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
  ** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of  his relationship with The Phoenix Companies, Inc., and its affiliates.

---------------------------------------------------------------------------------------------------------------------
                                                       NUMBER OF
     NAME, ADDRESS                                  PORTFOLIOS IN
     DATE OF BIRTH                                   FUND COMPLEX           PRINCIPAL OCCUPATION(S)
    AND POSITION(S)                  LENGTH OF       OVERSEEN BY           DURING PAST 5 YEARS AND
      WITH  TRUST                   TIME SERVED         TRUSTEE       OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
***James M. Oates               Served since 1997.        30           Chairman, Hudson Castle Group Inc. (formerly
   Hudson Castle Group Inc.                                            IBEX Capital Markets Inc.) (financial
   c/o Northeast Investment                                            services) (1997-present). Managing Director,
   Management, Inc.                                                    Wydown Group (consulting firm)
   50 Congress Street,                                                 (1994-present). Director, Investors Financial
   Ste. 1000 Boston, MA 02109                                          Service Corporation (1995-present), Investors
   DOB: 5/31/46                                                        Bank & Trust Corporation (1995-present),
                                                                       Plymouth Rubber Co. (1995-present), Stifel
                                                                       Financial (1996-present), Connecticut River
                                                                       Bancorp (1998-present), Connecticut River
                                                                       Bank (1998-present) and Trust Company of New
                                                                       Hampshire (2002-present). Director and
                                                                       Treasurer, Endowment for Health, Inc.
                                                                       (2000-present). Chairman, Emerson Investment
                                                                       Management, Inc. (2000-present). Investment
                                                                       Committee, New Hampshire Charitable
                                                                       Foundation (2001-present). Vice Chairman,
                                                                       Massachusetts Housing Partnership
                                                                       (1998-1999). Director, Blue Cross and Blue
                                                                       Shield of New Hampshire (1994-1999), AIB
                                                                       Govett Funds (1991-2000), Command Systems,
                                                                       Inc. (1998-2000), Phoenix Investment
                                                                       Partners, Ltd. (1995-2001) and 1Mind, Inc.
                                                                       (1999-2001).
---------------------------------------------------------------------------------------------------------------------

  ***  Mr. Oates is being  treated as an Interested Trustee due to certain relationships existing among Mr. Oates,
  Hudson Castle Group Inc. and The Phoenix Companies, Inc. and certain of its affiliates.


                                 OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES


                             POSITION(S) HELD WITH
     NAME,  ADDRESS           TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
    AND DATE OF BIRTH             TIME SERVED                                DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
  William R. Moyer         Executive Vice President                        Executive Vice President and Chief Financial
  DOB: 8/16/44             since 1997.                                     Officer (1999-present), Senior Vice President
                                                                           and Chief Financial Officer (1995-1999),
                                                                           Phoenix Investment Partners, Ltd. Director
                                                                           (1998-present), Senior Vice President,
                                                                           Finance (1990-present), Chief Financial
                                                                           Officer (1996-present), and Treasurer
                                                                           (1998-present), Phoenix Equity Planning
                                                                           Corporation. Director (1998-present), Senior
                                                                           Vice President (1990-present), Chief
                                                                           Financial Officer (1996-present) and
                                                                           Treasurer (1994-present), Phoenix Investment
                                                                           Counsel, Inc. Senior Vice President and Chief
                                                                           Financial Officer, Duff & Phelps Investment
                                                                           Management Co. (1996-present). Executive Vice
                                                                           President, Phoenix Fund Complex
                                                                           (1990-present).
---------------------------------------------------------------------------------------------------------------------
  John F. Sharry           Executive Vice President                        President, Private Client Group
  DOB: 3/28/52             since 1998.                                     (1999-present), Executive Vice President,
                                                                           Retail Division (1997-1999), Phoenix
                                                                           Investment Partners, Ltd. President, Private
                                                                           Client Group, Phoenix Equity Planning
                                                                           Corporation (2000-present). Executive Vice
                                                                           President, Phoenix Fund Complex
                                                                           (1998-present).
---------------------------------------------------------------------------------------------------------------------
  Robert S. Driessen       Vice President since 1999.                      Vice President and Compliance Officer,
  One American Row                                                         Phoenix Investment Partners, Ltd.
  Hartford, CT 06102                                                       (1999-present). Vice President and Compliance
  DOB: 10/12/47                                                            Officer, Phoenix Investment Counsel, Inc.
                                                                           (1999-2003). Vice President (1999-present),
                                                                           Anti-Money Laundering Officer (2003-present)
                                                                           Phoenix Fund Complex. Compliance Officer
                                                                           (2000-present) and Associate Compliance
                                                                           Officer (1999), PXP Securities Corp. Vice
                                                                           President, Risk Management Liaison, Bank of
                                                                           America (1996-1999). Vice President,
                                                                           Securities Compliance, The Prudential
                                                                           Insurance Company of America (1993-1996).
                                                                           Branch Chief/Financial Analyst, Securities
                                                                           and Exchange Commission, Division of
                                                                           Investment Management (1972-1993).
---------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss         Treasurer since 1997.                           Vice President, Fund Accounting, Phoenix
  DOB: 11/24/52                                                            Equity Planning Corporation (1994-present)
                                                                           Treasurer, Phoenix Fund Complex
                                                                           (1994-present).
---------------------------------------------------------------------------------------------------------------------
  Richard J. Wirth         Secretary since 2002.                           Vice President and Insurance and Investment
  One American Row                                                         Products Counsel (2002-present), Counsel
  Hartford, CT 06102                                                       (1993-2002), Phoenix Life Insurance Company.
  DOB: 11/14/58                                                            Secretary (2002- present), Chief Legal
                                                                           Officer (2003-present) Phoenix Fund Complex.
---------------------------------------------------------------------------------------------------------------------

PHOENIX INVESTMENT TRUST 97
101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES                                          INVESTMENT ADVISER
E. Virgil Conway                                  Phoenix Investment Counsel, Inc.
Harry Dalzell-Payne                               56 Prospect Street
Francis E. Jeffries                               Hartford, Connecticut 06115-0480
Leroy Keith, Jr.
Marilyn E. LaMarche                               PRINCIPAL UNDERWRITER
Philip R. McLoughlin                              Phoenix Equity Planning Corporation
Geraldine M. McNamara                             56 Prospect Street
Everett L. Morris                                 Hartford, Connecticut 06115-0480
James M. Oates
Richard E. Segerson                               CUSTODIAN
Lowell P. Weicker, Jr.                            State Street Bank and Trust Company
                                                  P.O. Box 351
OFFICERS                                          Boston, Massachusetts 02101
Philip R. McLoughlin, Chairman and President
William R. Moyer, Executive Vice President        TRANSFER AGENT
John F. Sharry, Executive Vice President          Phoenix Equity Planning Corporation
Robert S. Driessen, Vice President                56 Prospect Street
Nancy G. Curtiss, Treasurer                       Hartford, Connecticut 06115-0480
Richard J. Wirth, Secretary
                                                  INDEPENDENT AUDITORS
                                                  PricewaterhouseCoopers LLP
                                                  160 Federal Street
                                                  Boston, Massachusetts 02110

                                                  HOW TO CONTACT US
                                                  Mutual Fund Services                        1-800-243-157
                                                  Advisor Consulting Group                    1-800-243-436
                                                  Text Telephone                              1-800-243-192
                                                  Web site                            PHOENIXINVESTMENTS.COM

---------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has
modified mailing regulations for semiannual
and annual shareholder fund reports to allow
mutual fund companies to send a single copy
of these reports to shareholders who share
the same mailing address. If you would like
additional copies, please call Mutual Fund
Services at 1-800-243-1574
---------------------------------------------

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                                                                ----------------
                                                                   PRESORTED
                                                                   STANDARD
                                                                     U.S.
                                                                   POSTAGE
                                                                     PAID
                                                                Louisville, KY
                                                                Permit No. 1051
                                                                ----------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]


For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.




PXP 215 (10/03)



ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) As of the end of the period covered by the report, the Board of Trustees of the Fund has determined that E. Virgil Conway and Everett
          L. Morris possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert". Mr. Conway and Mr. Morris are "independent" trustees pursuant to paragraph (a) (2) of Item 3 to form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]



ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                 Phoenix Investment Trust 97
--------------------------------------------------------------------------------

By (Signature and Title)* /s/PHILIP R. MCLOUGHLIN
                         -------------------------------------------------------
                                    Philip R. McLoughlin, Chairman
                                    (principal executive officer)

Date  November 4, 2003
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*/s/PHILIP R. MCLOUGHLIN
                         -------------------------------------------------------
                                    Philip R. McLoughlin, Chairman
                                    (principal executive officer)


Date  November 4, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)*/s/NANCY G. CURTISS
                         -------------------------------------------------------
                                    Nancy G. Curtiss, Treasurer
                                    (principal financial officer)


Date  November 4, 2003
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.